Investment Strategy	May 05, 2026
SMART Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of U.S. domiciled, small-capitalization companies whose shares are listed on U.S. exchanges. The Fund’s investments are selected by its investment sub-adviser, SMART Wealth, LLC (the “Sub-Adviser”). The Sub-Adviser generally considers a company to be a small capitalization company if it has a market capitalization between $300 million and $2 billion.

The Sub-Adviser begins its investment selection process by identifying a universe of U.S. domestic equity securities that trade on U.S. exchanges and ranking them by market capitalization. From this universe, the Sub-Adviser generally focuses on companies with market capitalizations between approximately $300 million and $2 billion and a current share price above $5, which typically results in a universe of approximately 1,200 securities.

From this initial universe, the Sub-Adviser, utilizing third-party stock evaluation tools (i.e., subscription based platforms that provide software and algorithmic programs used by the Sub-Adviser to analyze, rank and rate multiple equity stocks based on the factors noted below), identifies the top 50% of stocks based on an evaluation of stock price momentum and a fundamental analysis of each company’s overall financial health and business outlook, with each factor generally receiving equal weight in the analysis. Evaluating stock price momentum considers factors such as price action over the prior four quarters (the tendency of stock price trends – upward or downward – to persist over time), relative strength (a stock’s price performance compared to a benchmark) and other factors intended to identify potential profitable investment opportunities. The analysis at this stage is designed to determine a company’s intrinsic value as compared to its market price, and typically includes reviews of company financial statements, stock price performance and industry trends and economic conditions relevant to the company’s operations.

The remaining securities are then then ranked by quarter-over-quarter top line sales growth, and only the highest-ranked 25% of that remaining set are retained.

The Sub-Adviser next applies a liquidity screen requiring securities to demonstrate a high level of trading liquidity, generally measured by recent average daily trading value in excess of $1 million. From this group, the Sub-Adviser ranks securities, among other factors, based on the most recent quarter-over-quarter earnings growth.

Based on this multi-step process, the Sub-Adviser selects a portfolio generally consisting of between 30 and 45 equity securities of U.S.-listed domestic companies.

Portfolio Construction and Management

The Sub-Adviser weights the Fund’s portfolio using third-party proprietary metrics that consider factors such as price to earnings ratios and stocks’ past retracements (that is, the extent to which a stock has pulled back from prior price highs). The Fund limits the maximum weighting of any individual position to 7% of the Fund’s total assets and seeks to maintain a minimum weighting of at least 2% of the Fund’s total assets in each position. Although the Fund may invest across various market sectors, exposure to any single sector is limited to no more than 28% of the Fund’s total assets.

The Sub-Adviser will screen the Fund’s investment universe as described above approximately every 90 days. From the results of the screening process, the Sub-Adviser will reallocate the Fund’s portfolio on an ongoing basis. As part of this process, the Fund may sell a security when the Sub-Adviser believes there is a more attractive investment or when the Sub-Adviser determines the investment rationale for the holding has deteriorated.

In addition to utilizing the third-party stock evaluation tools noted above, the Sub-Adviser’s investment process includes the use of public data in evaluating companies, including historical prices, market capitalization, revenue, earnings figures and publicly available company regulatory filings and reports, among other data points.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose shares are listed on U.S. exchanges and that are considered small-capitalization companies at the time of investment, as defined above. For purposes of this policy, the market capitalization range of companies considered to be small-capitalization companies may change over time.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose shares are listed on U.S. exchanges and that are considered small-capitalization companies at the time of investment, as defined above.
SMART Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of U.S. domiciled, mid-capitalization companies whose shares are listed on U.S. exchanges. The Fund’s investments are selected by its investment sub-adviser, SMART Wealth, LLC (the “Sub-Adviser”). The Sub-Adviser generally considers a company to be a mid-capitalization company if it has a market capitalization between $2 billion and $10 billion.

The Sub-Adviser begins its investment selection process by identifying a universe of U.S. domestic equity securities that trade on U.S. exchanges and ranking them by market capitalization. From this universe, the Sub-Adviser generally focuses on companies with market capitalizations between approximately $2 billion and $10 billion, which typically results in a universe of approximately 1,200 securities.

From this initial universe, the Sub-Adviser ranks securities based on recent sales growth, typically using the most recently reported fiscal quarter. The Sub-Adviser then filters the universe to include approximately the top 20% of securities based on this sales growth ranking.

The resulting securities are next evaluated using proprietary third-party software that analyzes consistency and momentum (the tendency of a security’s recent price performance to continue) in recent stock price trends over the most recent six-month period. This step typically eliminates approximately 10% of the remaining securities. The remaining securities are then ranked, among other factors, based on recent quarter-over-quarter earnings growth.

Based on this multi-step process, the Sub-Adviser selects a portfolio generally consisting of between 25 and 40 equity securities of U.S.-listed domestic companies that the Sub-Adviser believes have the potential to outperform the Fund’s benchmark over the next approximately 90 days.

Portfolio Construction and Management

The Sub-Adviser weights the Fund’s portfolio using third-party proprietary metrics that consider factors such as stocks’ past retracements (that is, the extent to which a stock has pulled back from prior price highs), and current trend strength (a measure of how consistently and strongly a stock’s price has been moving in its recent direction). The Fund limits the maximum weighting of any individual position to 8% of the Fund’s total assets and seeks to maintain a minimum weighting of at least 1% of the Fund’s total assets in each position. Although the Fund may invest across various market sectors, exposure to any single sector is limited to no more than 25% of the Fund’s total assets.

The Sub-Adviser will screen the Fund’s investment universe as described above approximately every 90 days. From the results of the screening process, the Sub-Adviser will reallocate the Fund’s portfolio on an ongoing basis. As part of this process, the Fund may sell a security when the Sub-Adviser believes there is a more attractive investment or when the Sub-Adviser determines the investment rationale for the holding has deteriorated.

In addition to utilizing the third-party stock evaluation tools noted above, the Sub-Adviser’s investment process includes the use of public data in evaluating companies, including historical prices, market capitalization, revenue, earnings figures and publicly available company regulatory filings and reports, among other data points.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose shares are listed on U.S. exchanges and that are considered mid-capitalization companies at the time of investment, as defined above. For purposes of this policy, the market capitalization range of companies considered to be mid-capitalization companies may change over time.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose shares are listed on U.S. exchanges and that are considered mid-capitalization companies at the time of investment, as defined above.